This is filed pursuant to Rule 497(e)
File Nos. 333-87002 and 811-21081

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
-AllianceBernstein 2000 Retirement Strategy
-AllianceBernstein 2005 Retirement Strategy
-AllianceBernstein 2010 Retirement Strategy
-AllianceBernstein 2015 Retirement Strategy
-AllianceBernstein 2020 Retirement Strategy
-AllianceBernstein 2025 Retirement Strategy
-AllianceBernstein 2030 Retirement Strategy
-AllianceBernstein 2035 Retirement Strategy
-AllianceBernstein 2040 Retirement Strategy
-AllianceBernstein 2045 Retirement Strategy
-AllianceBernstein 2050 Retirement Strategy
-AllianceBernstein 2055 Retirement Strategy
(individually, a "Strategy" and collectively, the "Strategies")

Supplement dated February 9, 2010 to The AllianceBernstein Retirement Strategies Prospectuses dated December 31, 2009, offering Class A, Class B, Class C, Class R, Class K, Class I, and Advisor Class shares of the Strategies.

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On February 4, 2010, the Board of Directors (the "Directors") of the Strategies approved a change to the Strategies' investments.  The Strategies invest in a blend of various portfolios (the "Underlying Portfolios") of the AllianceBernstein Pooling Portfolios (the "Trust").  Recently, a new Underlying Portfolio, the AllianceBernstein Volatility Management Portfolio (the "VM Portfolio"), was added to the Trust.  The VM Portfolio is intended to reduce portfolio volatility in the blended style investment strategies used by the Strategies.  The VM Portfolio's purpose is to reduce a Strategy's exposure to equity securities when the VM Portfolio's Adviser, AllianceBernstein L.P., determines that the risks in the equity markets have risen to a level that is not compensated by the potential returns offered.  The VM Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risks in the equity markets and that consequently its performance could suffer.  The VM Portfolio is expected to commence operations in April 2010.  The Directors have approved the addition of the VM Portfolio as a component of the investment blend of certain of the Strategies' allocations to investments in equity securities as shown in the table.  After reallocating the Strategies' investments to include the VM Portfolio, the percentages of each Strategy invested in the Underlying Portfolios will be adjusted as reflected on Appendix A.

Certain of the Strategies invest in another Underlying Portfolio of the Trust—the AllianceBernstein Inflation-Protected Securities Portfolio (the "Inflation Portfolio").  On February 4, 2010, the Board of Trustees (the "Trustees") of the Trust approved proposals to rename the Inflation Portfolio "AllianceBernstein Bond Inflation Protection Portfolio" and to change its investment objective and certain investment policies.  The Inflation Portfolio's investment goals are the same as a new AllianceBernstein Mutual Fund, AllianceBernstein Bond Inflation Strategy ("Bond Inflation Strategy"), which is to provide returns in excess of the inflation rate from investments in fixed-income securities.  The Adviser recommended to the Trustees that the Inflation Portfolio's investment objective and policies be changed to match those of Bond Inflation Strategy, which reflect updated strategies to accomplish the shared goals of the two funds.

As approved by the Trustees, the Inflation Portfolio's new non-fundamental investment objective would be "to maximize real return without assuming what the Adviser considers to be undue risk".  Consistent with the change in the Fund's name, the Inflation Portfolio's investment policy of investing at least 80% of its net assets in inflation-protected securities would be changed to a policy of investing at least 80% of its net assets in fixed-income securities.  The Trustees also approved changes to the Inflation Portfolio's investment policies that include:

•	the use of leverage through investments in reverse repurchase agreements;

•	expanded flexibility to invest in derivatives, such as total return swaps;

•
permitting the Inflation Portfolio to invest up to 15% of its total assets in below investment-grade fixed-income securities rated BB or B or the equivalent by at least one national ratings agency, or deemed by the Adviser to be of comparable quality; and

•	permitting the Inflation Portfolio to invest in fixed-income securities of any maturity and duration.

The addition of the VM Portfolio as an allocation of certain of the Strategies' investment blends and the name and policy changes for the Inflation Portfolio are currently expected to become effective on or about April 12, 2010.

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This Supplement should be read in conjunction with the Prospectuses for the Strategy.

You should retain this Supplement with your Prospectuses for future reference.
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Appendix A

Percentage of AllianceBernstein Retirement Strategy

Invested in the Specified Underlying Portfolio as of January 1, 2010

	Current Fund	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010	2005	2000	*	n/a	**
Asset Class	Underlying Portfolio

Short Duration Bonds	Short Duration Bond	—	—	—	—	—	—	—	—	—	—	9.00	18.00		27.50
Bonds
	Subtotal	5.00	5.00	5.00	5.00	5.00	10.00	14.00	21.00	28.00	35.00	36.00	37.00		37.50

	Inflation-Protected Securities	—	—	—	—	—	—	—	4.00	9.00	14.00	15.00	15.00		15.00

	Intermediate Duration	5.00	5.00	5.00	5.00	5.00	5.00	7.00	10.00	12.00	14.00	16.00	19.50		22.50

	High-Yield	—	—	—	—	—	5.00	7.00	7.00	7.00	7.00	5.00	2.50		—
REITs	Global Real Estate Investment	5.00	5.00	5.00	5.00	5.00	7.00	10.00	10.00	10.00	10.00	10.00	10.00		10.00
Stocks
	Subtotal	90.00	90.00	90.00	90.00	90.00	83.00	76.00	69.00	62.00	55.00	45.00	35.00		25.00

	U.S. Large Cap Growth	24.00	24.00	24.00	24.00	24.00	22.25	20.50	18.50	17.00	15.50	13.00	10.25		7.50

	U.S.Value	24.00	24.00	24.00	24.00	24.00	22.25	20.50	18.50	17.00	15.50	13.00	10.25		7.50

	Small-Mid Cap Growth	7.50	7.50	7.50	7.50	7.50	6.75	6.00	5.50	4.75	3.75	2.75	2.00		1.25

	Small-Mid Cap Value	7.50	7.50	7.50	7.50	7.50	6.75	6.00	5.50	4.75	3.75	2.75	2.00		1.25

	International Growth	13.50	13.50	13.50	13.50	13.50	12.50	11.50	10.50	9.25	8.25	6.75	5.25		3.75

	International Value	13.50	13.50	13.50	13.50	13.50	12.50	11.50	10.50	9.25	8.25	6.75	5.25		3.75

*           This allocation reflects the allocation of the 2000 Retirement Strategy and of any other Strategy 10 years after the retirement date, which assumes that an investor retires at age 65.
**           This allocation is not specific to any Strategy, but reflects the expected future allocations of any Strategy once it reaches 15 years after its retirement date.

Percentage of AllianceBernstein Retirement Strategy

Invested in the Specified Underlying Portfolio after reallocation to Volatility Management in April 2010

	Current Fund	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010	2005	2000	*	n/a	**
Asset Class	Underlying Portfolio

Short Duration Bonds	Short Duration Bond	—	—	—	—	—	—	—	—	—	—	9.00	18.00		27.50
Bonds
	Subtotal	5.00	5.00	5.00	5.00	5.00	10.00	14.00	21.00	28.00	35.00	36.00	37.00		37.50

	Bond Inflation Protection	—	—	—	—	—	—	—	4.00	9.00	14.00	15.00	15.00		15.00

	Intermediate Duration	5.00	5.00	5.00	5.00	5.00	5.00	7.00	10.00	12.00	14.00	16.00	19.50		22.50

	High-Yield	—	—	—	—	—	5.00	7.00	7.00	7.00	7.00	5.00	2.50		—
REITs	Global Real Estate Investment	5.00	5.00	5.00	5.00	5.00	5.00	7.00	7.00	7.00	7.00	7.00	7.00		7.00
Stocks
	Subtotal	90.00	90.00	90.00	90.00	90.00	85.00	79.00	72.00	65.00	58.00	48.00	38.00		28.00

	U.S. Large Cap Growth	24.00	24.00	24.00	22.75	21.25	19.25	16.50	14.00	12.25	10.75	8.00	6.00		4.75

	U.S.Value	24.00	24.00	24.00	22.75	21.25	19.25	16.50	14.00	12.25	10.75	8.00	6.00		4.75

	Small-Mid Cap Growth	7.50	7.50	7.50	7.00	6.75	6.00	5.00	4.25	3.50	2.50	1.75	1.25		0.75

	Small-Mid Cap Value	7.50	7.50	7.50	7.00	6.75	6.00	5.00	4.25	3.50	2.50	1.75	1.25		0.75

	International Growth	13.50	13.50	13.50	12.75	12.00	11.00	9.25	7.75	6.75	5.75	4.25	3.00		2.25

	International Value	13.50	13.50	13.50	12.75	12.00	11.00	9.25	7.75	6.75	5.75	4.25	3.00		2.25

	Volatility Management	—	—	—	5.00	10.00	12.50	17.50	20.00	20.00	20.00	20.00	17.50		12.50

*           This allocation reflects the allocation of the 2000 Retirement Strategy and of any other Strategy 10 years after the retirement date, which assumes that an investor retires at age 65.
**           This allocation is not specific to any Strategy, but reflects the expected future allocations of any Strategy once it reaches 15 years after its retirement date.